                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    RH Capital Associates LLC
Address: 55 Harristown Road
         Glen Rock, New Jersey


Form 13F File Number: 28-6196

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert Horwitz
Title:   Managing Member
Phone:   (201) 444-2850

Signature, Place, and Date of Signing:

           /s/ Robert Horwitz    Glen Rock, New Jersey  8/16/99
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]




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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]



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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              47

Form 13F Information Table Value Total:     $   191,219
                                              [thousands]


List of Other Included Managers:                      0


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]

                   Form 13F INFORMATION TABLE

                      TITLE      CUSIP       VALUE    SHRS/    SH/  PUT/ INVSTMT               - VOTING AUTHORITY-
NAME OF ISSUER       OF CLASS    NUMBER      (x$1000) PRN AMT  PRN  CALL DSCRETN - MANAGERS   SOLE    SHARED    NONE
--------------       --------    ------      ------   -------  ---  ---- ------- ----------   ----    ------    ----
D AAVID THERMAL TECH    COM      002539104     2523   111500.00SH        SOLE              111500.00
D ADELPHIA COMM         COM      006848105     3258   51200.00 SH        SOLE               51200.00
D ALLIED WASTE IND      COM      019589308      988   50000.00 SH        SOLE               50000.00
D ANDREW CORP           COM      034425108     3314   175000.00SH        SOLE              175000.00
D ASST LIVING CONCEPTS  COM      04543l109      912   607800.00SH        SOLE              607800.00
D AVIS RENT A CAR INC   COM      053790101     1165   40000.00 SH        SOLE               40000.00
D BEL FUSE INC-CL B     COM      077347300     1448   55700.00 SH        SOLE               55700.00
D BEVERLY ENT.          COM      087851309      632   78400.00 SH        SOLE               78400.00
D CENTOCOR CORP.        COM      152342101     3380   72500.00 SH        SOLE               72500.00
D CENTURY COMM          COM      156503104     1150   25000.00 SH        SOLE               25000.00
D CISCO SYSTEMS INC     COM      17275r102      532    8250.00 SH        SOLE                8250.00
D CITIZENS UTILITIES B  COM      177342201     5573   500900.00SH        SOLE              500900.00
D COMMSCOPE INC         COM      203372107     1408   45800.00 SH        SOLE               45800.00
D COMPUTRON             COM      205631104      542   578300.00SH        SOLE              578300.00
D DELPHI INFO SYS       COM      247171200      780   78000.00 SH        SOLE               78000.00
D DUFF/PHELPS CR RATE   COM      26432f109    14398   215300.00SH        SOLE              215300.00
D GEMSTAR               COM      g3788v106      979   15000.00 SH        SOLE               15000.00
D GENERAL INSTRUMENT    COM      370120107     7650   180000.00SH        SOLE              180000.00
D HEALTH MGMT           COM      421933102      450   40000.00 SH        SOLE               40000.00
D HUSSMAN INT'L         COM      448110106     9908   598200.00SH        SOLE              598200.00
D INAMED CORP.          COM      453235103     3655   246709.00SH        SOLE              246709.00
D INTEGRATED DEVICE     COM      458118106      816   75000.00 SH        SOLE               75000.00
D INVESTMENT TECH GRP   COM      46145f105     9541   294700.00SH        SOLE              294700.00
D JEFFERIES GROUP INC   COM      472319102     3030   101000.00SH        SOLE              101000.00
D LIBERTE INVESTORS     COM      530154103      479   139200.00SH        SOLE              139200.00
D LIBERTY MEDIA GR. A   COM      001957208    17684   481200.00SH        SOLE              481200.00
D MARINE DRILLING       COM      568240204     1369   100000.00SH        SOLE              100000.00
D MCDERMOTT INTL        COM      580037109      424   15000.00 SH        SOLE               15000.00
D MCKESSON CORP NEW     COM      58155q103     2988   93000.00 SH        SOLE               93000.00
D MERRILL LYNCH         COM      590188108     1998   25000.00 SH        SOLE               25000.00
D MICRO WAREHOUSE INC   COM      59501b105     3575   200000.00SH        SOLE              200000.00
D NETWORK ASSOC.        COM      640938106     1770   120500.00SH        SOLE              120500.00
D OSHKOSH CL A          COM      688222207     1895   89700.00 SH        SOLE               89700.00
D OSTEX INTERNATIONAL   COM      68859q101      138   105000.00SH        SOLE              105000.00
D PFIZER INC.           COM      717081103     2744   25000.00 SH        SOLE               25000.00
D R & B FALCON CORP     COM      74912e101      703   75000.00 SH        SOLE               75000.00
D R H DONNELLY          COM      74955w307     9259   473300.00SH        SOLE              473300.00
D ROHN INDUSTRIES INC   COM      775381106      544   395800.00SH        SOLE              395800.00
D SCP POOLS             COM      784028102     6163   238200.00SH        SOLE              238200.00
D ST JUDE MEDICAL INC   COM      790849103     1739   48800.00 SH        SOLE               48800.00
D STERLING COMMERCE     COM      859205106     8253   226100.00SH        SOLE              226100.00
D TCI SATELLITE ENT     COM      872298104      499   170000.00SH        SOLE              170000.00
D TMP WORLDWIDE INC     COM      872941109     3124   49200.00 SH        SOLE               49200.00




D UNIFY CORP            COM      904743101     2801   207500.00SH        SOLE              207500.00
D UNITED INT'L HOLDING  COM      913247508    31791   470100.00SH        SOLE              470100.00
D US WEST               COM      91273h101     7068   120300.00SH        SOLE              120300.00
D WASTE MANAGEMENT      COM      94106l109     6181   115000.00SH        SOLE              115000.00

S REPORT SUMMARY        47 DATA RECORDS              191219    0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

[Repeat as necessary]












































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